SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
Share Based Compensation
SHARE BASED COMPENSATION

16. SHARE BASED COMPENSATION

Amended and Restated 2010 Equity Incentive Plan

On June 1, 2010, the Group adopted the 2010 Equity Incentive Plan, or the “2010 Plan”, which became effective upon the completion of the IPO on August 5, 2010 and terminated automatically 10 years after its adoption. On December 21, 2018, the Group amended and restated the 2010 Plan, or the “Amended and Restated 2010 Plan”, which became effective upon the approval from the Board of Directors and shareholders. The plan will continue in effect for 10 years from the date adopted by the Board, unless terminated earlier under section 18 of the plan.

Share options

Management of the Group is responsible for determining the fair value of options granted and have considered a number of factors when making this determination, including valuations. The Group has not granted options during the years of 2019, 2020 and 2021. As of December 31, 2020 and 2021, all share options were vested and previously expensed. There were no share-based compensation expenses for the share options during the years of 2019, 2020 and 2021.

Restricted stock awards

On November 22, 2018, the Board of Directors approved to grant 200,000 shares of the restricted stock to senior employees of the Group. Twenty-five percent of the awards vested on the one-year anniversary of the vesting commence date, and the remainder shall vest in equal and continuous monthly installments over the following thirty-six months thereafter, subject to participant’s continuing service of the Group through each vesting date. In 2020 and 2021, 50,001 and 50,000 shares of restricted stock were vested respectively.

A summary of the restricted stock awards as of December 31, 2020 and 2021 is as follows:

	Year ended December 31, 2020
			Weighted Average
		Grant-date fair	Remaining
	Shares	value	Contractual Term
		RMB
Unvested at beginning of year	171,409	19.16	2.55
Granted	—	—	—
Vested	(50,001)	17.62	—
Forfeited or expired	—	—	—
Unvested at end of year	121,408	18.10	1.57
Shares vested but not issued at end of year	19,935	20.42	—

	Year ended December 31, 2021
			Weighted Average
		Grant-date fair	Remaining
	Shares	value	Contractual Term
		RMB
Unvested at beginning of year	121,408	18.10	1.57
Granted	—	—	—
Vested	(50,000)	17.21	—
Forfeited or expired	—	—	—
Unvested at end of year	71,408	18.03	0.62
Shares vested but not issued at end of year	19,935	19.94	—

The Group recorded share-based compensation expenses of RMB 1,624, RMB 947 and RMB 883 in general and administrative expense for the restricted stock awards for the years ended December 31, 2019, 2020 and 2021, respectively, and the unrecognized share-based compensation expenses were amounting to RMB 1,666 and RMB 768 as of December 31, 2020 and 2021, respectively.